S000001463 [Member] Investment Objectives and Goals - MERIDIAN CONTRARIAN FUND	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY MERIDIAN CONTRARIAN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.